Property, Equipment and Software, Net	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net

12 PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Electronic equipment	45,198	32,756
Furniture and office equipment	12,463	9,326
Leasehold improvements	22,995	27,969
Vehicles	307	307
Computer softwares	3,651	3,808

Subtotal	84,614	74,166
Less: Accumulated depreciation and amortization	(68,103)	(62,191)

Property, equipment and software, net	16,511	11,975

Depreciation and amortization expenses recognized for the years ended March 31, 2017, 2018 and 2019 were RMB95,676, RMB61,843 and RMB11,511, respectively. No impairment charges was recorded for the years ended March 31, 2017, 2018 and 2019.

On October 17, 2017, the Company’s Board of Directors approved a server disposal plan, according to which the Company would fully use cloud services from January 2018 for the purpose of reduction of servers cost, mitigation of technology risk and improvement of efficiency. As part of this plan, the Company disposed of certain servers with carrying amount of approximately RMB23,540, the cost and accumulated depreciation of which are RMB158,176 and RMB134,636, respectively, in a total cash consideration of RMB34,111. The difference between the carrying amount and the consideration, of approximately RMB10,571, is recognized in other income for the year ended March 31, 2018.